UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

FAMCO MLP & Energy Infrastructure Fund
(MLPPX)

SEMI-ANNUAL REPORT
May 31, 2013

FAMCO MLP & Energy Infrastructure Fund
a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Schedule of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Expense Example	20

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6700 Facsimile: 314 446-6707 www.famco.com

MLP & Energy Infrastructure Fund
(“MLPPX”)
May 31, 2013

Dear Shareholder,

Thank you for your investment in the FAMCO MLP & Energy Infrastructure Fund (“the Fund”).  This report covers the Fund’s performance for the six months ended May 31, 2013 as well as an overall update on the Fund’s investments.

Our firm, FAMCO MLP, a division of Advisory Research, Inc., serves as investment advisor for the Fund.  We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s investment objective is long-term capital appreciation and current income. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities.  We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages.  The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.  Most pure-play domestic energy infrastructure is owned by MLPs or entities affiliated with MLPs, and at least 80% of the Fund’s investments are expected to be concentrated in MLPs and other energy infrastructure assets.

We expect the Fund to exhibit high correlation to and generate similar returns with the Alerian MLP Index (Index), but with less volatility and more liquidity over a full market cycle. In general we would expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

Given these expectations we are pleased with the Fund’s return for the six months ended May 31, 2013 of 12.0%.  The Index’s comparable six month return was 14.7%.  In an environment of rapidly rising MLP prices the Fund captured approximately 80% of the return of the Index.  Since inception, the Fund’s volatility has averaged 73% of the Index’s volatility.

The Fund continues to opportunistically invest in energy infrastructure via MLPs, equity securities and fixed income securities.  The Fund is heavily weighted to MLPs and equities as we are concerned about the valuation of fixed income assets.  At May 31, 2013 the Fund had 75% of its assets in MLPs and equities.

The Fund is engaged in some defensive hedging strategies.  The two strategies being employed are the purchase of put options and the sale of call options against holdings of the Fund.  Both of the strategies are designed to reduce the volatility of the Fund and to help moderate the Fund’s losses in the case of an equity market correction.  At May 31, 2013 approximately 43% of the Fund’s equities were being hedged.

1

As a shareholder, you should have received a 1099 tax form in January, 2013.  Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed.  Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares.  Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

FAMCO MLP,
a division of Advisory Research, Inc.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange.  It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

An investment in vehicles like MLPPX are speculative investments and are not suitable for all investors, nor do they represent a complete investment program. MLPPX is available only to qualified investors who are comfortable with the substantial risks associated with investing in similar vehicles. An investment in a vehicle like MLPPX includes the risks inherent in an investment in securities, market risk, industry concentration risk, MLP Units risk, general MLP risk, energy and natural resource company risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, natural resources sector risk, foreign securities risk, ETF risk, credit risk, interest rate risk, high yield securities risk, derivatives risk, leveraging risk, tax risk, non-diversification risk, advisor risk.  For complete descriptions of risks, please refer to the Fund’s Private Placement Memorandum (“PPM”).

An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the PPM. Please read the PPM carefully before investing.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

2

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 25.5%
	ENERGY – 22.4%
	Chesapeake Energy Corp.
$750,000	7.250%, 12/15/20181	$864,375
650,000	6.625%, 8/15/20201	723,125
675,000	Concho Resources, Inc. 7.000%, 1/15/20211	734,063
1,000,000	CONSOL Energy, Inc. 8.250%, 4/1/20201	1,110,000
550,000	Denbury Resources, Inc. 8.250%, 2/15/20201	616,000
875,000	EQT Corp. 4.875%, 11/15/20211	925,532
700,000	Exterran Holdings, Inc. 7.250%, 12/1/20181	749,000
275,000	QEP Resources, Inc. 6.875%, 3/1/20211	308,000
675,000	Quicksilver Resources, Inc. 8.250%, 8/1/20151	691,875
		6,721,970

	INDUSTRIAL – 3.1%
850,000	Teekay Corp. 8.500%, 1/15/20201	941,375

	TOTAL CORPORATE BONDS (Cost $7,351,204)	7,663,345

Number of Shares

	COMMON STOCKS – 50.9%
	ENERGY – 44.2%
10,325	Anadarko Petroleum Corp.	903,128
67,447	Enbridge Energy Management LLC	2,005,869
14,725	EQT Corp.	1,176,233
13,430	Kinder Morgan Management LLC	1,090,783
28,580	Kinder Morgan, Inc.	1,085,468
7,220	Marathon Petroleum Corp.	595,650
5,050	Occidental Petroleum Corp.	464,954
16,550	ONEOK, Inc.	747,067
9,850	Phillips 66	655,715
13,350	QEP Resources, Inc.	378,606
14,220	Spectra Energy Corp.	434,705
20,170	Targa Resources Corp.	1,299,351
18,905	TransCanada Corp.	866,794
43,975	Williams Cos., Inc.	1,547,040
		13,251,363

3

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 1.5%
920	KNOT Offshore Partners LP*	$21,473
13,955	Teekay Offshore Partners LP	452,560
		474,033

	UTILITIES – 5.2%
23,670	CenterPoint Energy, Inc.	548,671
19,405	NiSource, Inc.	557,506
18,420	Questar Corp.	447,790
		1,553,967

	TOTAL COMMON STOCKS (Cost $12,825,884)	15,279,363

	MASTER LIMITED PARTNERSHIPS – 23.8%
	ENERGY – 23.0%
5,920	Buckeye Partners LP	391,549
11,745	DCP Midstream Partners LP	561,411
27,050	Energy Transfer Equity LP	1,546,178
11,120	Enterprise Products Partners LP	660,417
13,745	EV Energy Partner LP	523,135
39,887	Inergy LP	929,367
18,037	Inergy Midstream LP2	405,522
8,405	MarkWest Energy Partners LP	553,385
11,955	Plains All American Pipeline LP	671,632
5,145	Tallgrass Energy Partners LP*	111,183
4,400	Tesoro Logistics LP	272,976
2,540	TransMontaigne Partners LP	106,654
2,875	Western Gas Partners LP	169,136
		6,902,545

	UTILITIES – 0.8%
5,955	Western Gas Equity Partners LP	222,836

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,579,080)	7,125,381

Number of Contracts

	PURCHASED OPTION CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	Anadarko Petroleum Corp.
103	Exercise Price: $75, Expiration Date: August 17, 2013	9,270
	Marathon Petroleum Corp.
72	Exercise Price: $75, Expiration Date: July 20, 2013	7,920

4

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2013 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Phillips 66
98	Exercise Price: $58, Expiration Date: August 17, 2013	8,820
		26,010

	TOTAL PURCHASED OPTION CONTRACTS (Cost $97,162)	26,010

Number of Shares

	SHORT-TERM INVESTMENTS – 0.4%
107,038	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%3	107,038

	TOTAL SHORT-TERM INVESTMENTS (Cost $107,038)	107,038

	TOTAL INVESTMENTS – 100.7% (Cost $25,960,368)	30,201,137
	Liabilities in Excess of Other Assets – (0.7)%	(211,819)

	TOTAL NET ASSETS – 100.0%	$29,989,318

Number of Contracts

	SECURITIES SOLD SHORT – (0.9)%
	WRITTEN OPTION CONTRACTS – (0.9)%
	CALL OPTIONS – (0.9)%
	Anadarko Petroleum Corp.
(103)	Exercise Price: $90, Expiration Date: November 16, 2013	(62,573)
	EQT Corp.
(147)	Exercise Price: $80, Expiration Date: June 22, 2013	(31,605)
	Kinder Morgan, Inc.
(284)	Exercise Price: $43, Expiration Date: September 21, 2013	(6,532)
	Marathon Petroleum Corp.
(72)	Exercise Price: $85, Expiration Date: October 19, 2013	(46,080)
	NiSource, Inc.
(154)	Exercise Price: $32, Expiration Date: October 19, 2013	(3,080)
	Occidental Petroleum Corp.
(50)	Exercise Price: $100, Expiration Date: November 16, 2013	(16,750)
	ONEOK, Inc.
(165)	Exercise Price: $53, Expiration Date: October 19, 2013	(10,725)
	Phillips 66
(98)	Exercise Price: $65, Expiration Date: November 16, 2013	(69,580)
	QEP Resources, Inc.
(133)	Exercise Price: $30, Expiration Date: June 22, 2013	(5,320)
	Spectra Energy Corp.
(142)	Exercise Price: $33, Expiration Date: September 21, 2013	(5,680)

5

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2013 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Targa Resources Corp.
(201)	Exercise Price: $70, Expiration Date: July 20, 2013	(9,045)
	Williams Cos., Inc.
(439)	Exercise Price: $40, Expiration Date: July 20, 2013	(5,268)

	TOTAL SECURITIES SOLD SHORT (Proceeds $236,456)	$(272,238)

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.
1	Callable.
2
Illiquid security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees.  The aggregate value of such investments is 1.35% of net assets.

3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

FAMCO MLP & Energy Infrastructure Fund
SUMMARY OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds
Energy	22.4%
Industrial	3.1%
Total Corporate Bonds	25.5%
Common Stocks
Energy	44.2%
Utilities	5.2%
Industrial	1.5%
Total Common Stocks	50.9%
Master Limited Partnerships
Energy	23.0%
Utilities	0.8%
Total Master Limited Partnerships	23.8%
Purchased Option Contracts
Put Options	0.1%
Total Purchased Option Contracts	0.1%
Short-Term Investments	0.4%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

7

FAMCO MLP & Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $25,863,206)	$30,175,127
Purchased options contracts, at value (cost $97,162)	26,010
Receivables:
Investment securities sold	17,499
Dividends and interest	178,596
Prepaid expenses	1,340
Total assets	30,398,572

Liabilities:
Written options contracts, at value (proceeds $236,456)	272,238
Payables:
Investment securities purchased	17,350
Due to Custodian	50,358
Advisory fees	9,661
Auditing fees	27,968
Fund accounting fees	7,112
Administration fees	6,674
Transfer agent fees and expenses	5,262
Custody fees	3,290
Trustees' fees and expenses	3,022
Chief Compliance Officer fees	176
Accrued other expenses	6,143
Total liabilities	409,254

Net Assets	$29,989,318

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,807,137
Accumulated net investment loss	(834,724)
Accumulated net realized gain on investments and written options contracts	811,918
Net unrealized appreciation (depreciation) on:
Investments	4,311,921
Purchased options contracts	(71,152)
Written options contracts	(35,782)
Net Assets	$29,989,318

Shares of beneficial interest issued and outstanding	2,455,772
Net asset value per share	$12.21

See accompanying Notes to Financial Statements.

8

FAMCO MLP & Energy Infrastructure Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,256)	$155,781
Interest	221,631
Total investment income	377,412

Expenses:
Advisory fees	108,847
Fund accounting fees	23,436
Administration fees	23,223
Transfer agent fees and expenses	12,267
Custody fees	10,871
Auditing fees	7,979
Legal fees	7,480
Trustees' fees and expenses	2,992
Chief Compliance Officer fees	2,792
Shareholder reporting fees	2,743
Registration fees	1,197
Miscellaneous	997
Insurance fees	748

Total expenses	205,572
Advisory fees waived	(60,478)
Net expenses	145,094
Net investment income	232,318

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts
and Written Options Contracts:
Net realized gain (loss) on:
Investments	1,214,465
Written options contracts	(286,224)
Net realized gain	928,241
Net change in unrealized appreciation/depreciation on:
Investments	2,169,089
Purchased options contracts	(71,152)
Written options contracts	(3,577)
Net change in unrealized appreciation/depreciation	2,094,360
Net increase from payment by affiliates (Note 3)	7,721
Net realized and unrealized gain on investments, purchased options contracts
and written options contracts	3,030,322

Net Increase in Net Assets from Operations	$3,262,640

See accompanying Notes to Financial Statements.

9

FAMCO MLP & Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013	For the Year Ended
	(Unaudited)	November 30, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$232,318	$470,145
Net realized gain on investments and written options contracts	928,241	2,118,719
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and written options contracts	2,094,360	163,006
Net increase from payment by affiliates (Note 3)	7,721	-
Net increase in net assets resulting from operations	3,262,640	2,751,870

Distributions to Shareholders:
From net investment income	(868,583)	(483,767)
From net realized gains	(1,519,349)	(881,665)
Total distributions to shareholders	(2,387,932)	(1,365,432)

Capital Transactions:
Proceeds from shares sold	700,000	3,100,000
Reinvestment of distributions	1,669,306	936,125
Cost of shares redeemed1	(100,020)	(945,521)
Net change in net assets from capital transactions	2,269,286	3,090,604

Total increase in net assets	3,143,994	4,477,042

Net Assets:
Beginning of period	26,845,324	22,368,282
End of period	$29,989,318	$26,845,324

Accumulated net investment loss	$(834,724)	$(198,459)

Capital Share Transactions:
Shares sold	62,222	267,883
Shares reinvested	146,719	80,015
Shares redeemed	(8,066)	(80,703)
Net increase in capital share transactions	200,875	267,195

1	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

10

FAMCO MLP & Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2013 (Unaudited)		For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Period September 9, 2010* to November 30, 2010

Net asset value, beginning of period	$11.91		$11.25	$10.48	$10.00
Income from Investment Operations:
Net investment income1	0.10		0.22	0.18	0.07
Net realized and unrealized gain on investments	1.23		1.06	1.19	0.51
Total from investment operations	1.33		1.28	1.37	0.58

Less distributions:
From net investment income	(0.36)		(0.22)	(0.13)	(0.03)
From net realized gain	(0.67)		(0.40)	(0.36)	(0.04)
From return of capital	-		-	(0.11)	(0.03)
Total distributions	(1.03)		(0.62)	(0.60)	(0.10)

Net asset value, end of period	$12.21		$11.91	$11.25	$10.48

Total return2	12.04%	3	11.60%	13.26%	5.80%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,989		$26,845	$22,368	$8,432

Ratio of expenses to average net assets: 4
Before fees waived and expenses absorbed	1.42%	5	1.47%	2.13%	5.89%	5
After fees waived and expenses absorbed	1.00%	5	1.00%	1.00%	1.00%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.18%	5	1.36%	0.50%	(1.25%)	5
After fees waived and expenses absorbed	1.60%	5	1.83%	1.63%	3.64%	5
Portfolio turnover rate	34%	3	103%	99%	25%	3

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not Annualized.
4	The Advisor has contractually agreed to limit the operating expenses to 1.00%.
5	Annualized.

See accompanying Notes to Financial Statements.

11

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of

12

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in written options contracts for the six months ended May 31, 2013 were as follows:

13

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

	Number of Contracts	Premiums Received
Outstanding at December 1, 2012	1,100	$144,682
Options written	3,482	549,326
Options closed	(2,594)	(457,552)
Options expired	-	-
Options exercised	-	-
Outstanding at May 31,2013	1,988	$236,456

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with FAMCO MLP, a division of Advisory Research, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee (excluding taxes, interest, brokerage commissions, acquired

14

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.00% of the Fund's average daily net assets until March 31, 2014.

For the six months ended May 31, 2013, the Advisor waived $60,478 of its advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, fall below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. At May 31, 2013, the amount of these potentially recoverable expenses was $440,490. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2013	$73,727
2014	184,964
2015	121,321
2016	60,478

The Advisor reimbursed the Fund $7,721 for losses from a trade error. This amount is reported on the Fund’s Statement of Operations under the caption “Net increase from payments by affiliates.” This reimbursement had no impact to the Fund’s performances.

IMST Distributors, LLC serves as the Fund’s placement agent; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended May 31, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2013, gross unrealized appreciation and (depreciation) of investments owned by the Fund, and securities sold short based on cost for federal income tax purposes were as follows:

Cost of investments	$25,755,191

Gross unrealized appreciation	4,810,579
Gross unrealized depreciation	(364,633)

Net unrealized appreciation on investments	$4,445,946

15

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2012, the components of accumulated earnings (deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	1,460,763
Tax accumulated earnings	1,460,763
Accumulated capital, other losses and partial MLP dispositions	(546,425)
Net unrealized appreciation on investments	2,400,856
Total accumulated earnings	$3,315,194

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2012 for the Fund was as follows:

Distribution paid from:	November 30, 2012	November 30, 2011
Ordinary income	$1,085,100	639,675
Long-term capital gains	280,332	138,899
Tax return of capital	-	170,591
Total distributions paid	$1,365,432	949,165

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended May 31, 2013, the Fund received $0 in redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2013, purchases and sales of investments, excluding short-term investments, were $10,088,239 and $9,806,749, respectively.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

16

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$6,721,970	$-	$6,721,970
Industrial	-	941,375	-	941,375
Common Stocks
Energy	13,251,363	-	-	13,251,363
Industrial	474,033	-	-	474,033
Utilities	1,553,967	-	-	1,553,967
Master Limited Partnerships
Energy	6,497,023	405,522	-	6,902,545

17

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

Utilities	222,836	-	-	222,836
Purchased Put Options	26,010	-	-	26,010
Short-Term Investments	107,038	-	-	107,038
Total Assets	$22,132,270	$8,068,867	$-	$30,201,137

Liabilities
Written Call Options	$(272,238)	$-	$-	$(272,238)
Total Liabilities	$(272,238)	$-	$-	$(272,238)

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 9 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in, and wrote options during the six months ended May 31, 2013.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of May 31, 2013 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$26,010	Written options contracts, at value	$272,238
Total		$26,010		$272,238

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$(286,224)	$(286,224)
Total	$-	$(286,224)	$(286,224)

18

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(71,152)	$(3,557)	$(74,709)
Total	$(71,152)	$(3,557)	$(74,709)

Note 10 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

19

FAMCO MLP & Energy Infrastructure Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2013 (Unaudited)

Expense Example
As a shareholder of the FAMCO MLP & Energy Infrastructure Fund (the ”Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/12 through 5/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	12/1/12	5/31/13	12/1/12 – 5/31/13
Actual Performance	$1,000.00	$1,120.40	$5.29
Hypothetical (5% annual return before expenses)	1,000.00	1,020.01	5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

20

Investment Advisor
FAMCO MLP, a division of Advisory Research, Inc.
8235 Forsyth Boulevard, Suite 700
St. Louis, Missouri  63105

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Placement Agent
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
FAMCO MLP & Energy Infrastructure Fund	MLPPX	461 418 626

Privacy Principles of the FAMCO MLP & Energy Infrastructure Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the FAMCO MLP & Energy Infrastructure Fund for their information.  It is not a Private Placement Memorandum, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 314-446-6747, on the Fund’s website at www. or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 314-446-6747, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 314-446-6747. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

FAMCO MLP & Energy Infrastructure Fund
P.O. Box 2175
Milwaukee, WI 53201
314-446-6747

FAMCO MLP & Energy Income Fund
(Class A: INFRX)
(Class C: INFFX)
(Class I: INFIX)

SEMI-ANNUAL REPORT
May 31, 2013

FAMCO MLP & Energy Income Fund
a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Expense Example	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the FAMCO MLP & Energy Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

www.famcomlpfunds.com

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6700 Facsimile: 314 446-6707 www.famco.com

MLP & Energy Income Fund
(“INFIX/INFRX/INFFX”)
May 31, 2013

Dear Shareholder,

Thank you for your investment in the FAMCO MLP & Energy Income Fund (“the Fund”).  This report covers the Fund’s performance for the period ended May 31, 2013 as well as an overall update on the Fund’s investments.

Our firm, FAMCO MLP, a division of Advisory Research, Inc., serves as investment advisor for the Fund.  We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s investment objective is long-term capital appreciation and current income.  The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities.  We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of  current income, growth potential, low correlation to other asset classes, and some tax advantages.  The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.  Most pure-play domestic energy infrastructure is owned by MLPs or entities affiliated with MLPs, and at least 80% of the Fund’s investments are expected to be concentrated in MLPs and other energy infrastructure assets.

We expect the Fund to exhibit high correlation to and generate similar returns with the Alerian MLP Index (Index), but with less volatility and more liquidity over a full market cycle. In general we would expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

Given these expectations we are pleased with the the Fund’s Class I Share return for the six months ended May 31, 2013 of 11.77%.  The Index’s comparable six month return was 14.68%.  In an environment of rapidly rising MLP prices the Fund captured approximately 80% of the return of the Index.  Since the inception date of December 27, 2010, the Fund’s volatility has averaged 73% of the Index’s volatility.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 1-888-805-0005.  The total annual gross and net operating expense ratios for the Fund’s Class I shares are 1.37% and 1.26% respectively.

The Fund continues to opportunistically invest in energy infrastructure via MLPs, equity securities and fixed income securities.  The Fund is heavily weighted to MLPs and equities as we are concerned about the valuation of fixed income assets.  At May 31, 2013 the Fund had 75% of its assets in MLPs and equities.

The Fund is engaged in some defensive hedging strategies.  The two strategies being employed are the purchase of put options and the sale of call options against holdings of the Fund.  Both of the strategies are designed to reduce the volatility of the Fund and to help moderate the Fund’s losses in the case of an equity market correction.  At May 31, 2013 approximately 41% of the Fund’s equities were being hedged.

As a shareholder, you should have received a 1099 tax form in 2013.  Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed.  Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares.  Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

FAMCO MLP,
a division of Advisory Research, Inc.

This material must be preceded or accompanied by a current prospectus.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

Indexes are un-managed and do not account for investment expenses.  You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange.  It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy  infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather.  MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The use of leverage through borrowing may exaggerate the effect of the Fund's net asset value of any increase or decrease in the value of the MLPs or other investment purchased with the borrowings. Investing in debt securities involves additional risks including interest rate risk, credit risk and prepayment risk. High yield securities involve greater risk than investment grade securities and tend to be more sensitive to economic conditions and credit risk. The use of derivative instruments involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

 The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

The Advisor has contractually agreed to waive its fees and/or pay for expenses until March 31, 2014 and may be terminated by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, for three years from the date of any such waiver or payment to the extent a class’s total annual fund operating expenses do not exceed the limits described above.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 23.0%
	ENERGY – 21.5%
	Chesapeake Energy Corp.
$2,000,000	7.250%, 12/15/20181	$2,305,000
4,720,000	6.625%, 8/15/20201	5,251,000
3,550,000	6.875%, 11/15/20201	3,993,750
	Concho Resources, Inc.
4,000,000	7.000%, 1/15/20211	4,350,000
2,000,000	6.500%, 1/15/20221	2,160,000
7,000,000	CONSOL Energy, Inc. 8.250%, 4/1/20201	7,770,000
3,881,000	DCP Midstream LLC 6.750%, 9/15/20371, 2	4,472,445
3,000,000	Denbury Resources, Inc. 8.250%, 2/15/20201	3,360,000
4,500,000	Exterran Holdings, Inc. 7.250%, 12/1/20181	4,815,000
11,000,000	Forest Oil Corp. 7.500%, 9/15/20201, 2	11,055,000
3,000,000	NGPL PipeCo LLC 9.625%, 6/1/20191, 2	3,345,000
	QEP Resources, Inc.
1,000,000	6.800%, 4/1/20181	1,080,000
5,800,000	6.875%, 3/1/20211	6,496,000
3,000,000	Quicksilver Resources, Inc. 8.250%, 8/1/20151	3,075,000
9,500,000	Rockies Express Pipeline LLC 5.625%, 4/15/20201, 2	9,120,000
865,000	Sonat, Inc. 7.000%, 2/1/20181	953,478
4,000,000	Western Refining, Inc. 6.250%, 4/1/20211, 2	4,150,000
		77,751,673

	INDUSTRIAL – 1.5%
5,025,000	Teekay Corp. 8.500%, 1/15/20201	5,565,188

	TOTAL CORPORATE BONDS (Cost $82,739,615)	83,316,861

Number of Shares

	COMMON STOCKS – 52.2%
	ENERGY – 45.1%
125,240	Anadarko Petroleum Corp.	10,954,743
756,856	Enbridge Energy Management LLC	22,508,892
179,315	EQT Corp.	14,323,682

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
166,412	Kinder Morgan Management LLC	$13,515,962
361,605	Kinder Morgan, Inc.	13,733,758
89,575	Marathon Petroleum Corp.	7,389,937
61,475	Occidental Petroleum Corp.	5,660,003
212,845	ONEOK, Inc.	9,607,823
131,130	Phillips 66	8,729,324
163,750	QEP Resources, Inc.	4,643,950
174,435	Spectra Energy Corp.	5,332,478
258,440	Targa Resources Corp.	16,648,705
236,355	TransCanada Corp.	10,836,877
551,170	Williams Cos., Inc.	19,390,161
		163,276,295

	INDUSTRIAL – 1.6%
10,520	KNOT Offshore Partners LP*	245,537
172,758	Teekay Offshore Partners LP	5,602,542
		5,848,079

	UTILITIES – 5.5%
305,800	CenterPoint Energy, Inc.	7,088,444
248,225	NiSource, Inc.	7,131,504
235,200	Questar Corp.	5,717,712
		19,937,660

	TOTAL COMMON STOCKS (Cost $168,638,314)	189,062,034

	MASTER LIMITED PARTNERSHIPS – 24.8%
	ENERGY – 23.3%
72,600	Buckeye Partners LP	4,801,764
144,809	DCP Midstream Partners LP	6,921,870
311,035	Energy Transfer Equity LP	17,778,760
137,435	Enterprise Products Partners LP	8,162,265
168,630	EV Energy Partner LP	6,418,058
571,061	Inergy LP	13,305,721
162,338	Inergy Midstream LP3	3,649,807
111,895	MarkWest Energy Partners LP	7,367,167
147,655	Plains All American Pipeline LP	8,295,258
63,705	Tallgrass Energy Partners LP*	1,376,665
89,800	Tesoro Logistics LP	5,571,192
21,412	TransMontaigne Partners LP	899,090
		86,547,617

	UTILITIES – 1.5%
147,025	Western Gas Equity Partners LP	5,501,675

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2013 (Unaudited)

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $77,644,258)	$90,049,292

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	Anadarko Petroleum Corp.
1,212	Exercise Price: $75, Expiration Date: August 17, 2013	109,080
	Marathon Petroleum Corp.
895	Exercise Price: $75, Expiration Date: July 20, 2013	98,450
	Phillips 66
1,148	Exercise Price: $58, Expiration Date: August 17, 2013	103,320
		310,850

	TOTAL PURCHASED OPTION CONTRACTS (Cost $1,159,959)	310,850

Principal Amount

	SHORT-TERM INVESTMENTS – 3.4%
$12,488,631	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%4	12,488,631

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,488,631)	12,488,631

	TOTAL INVESTMENTS – 103.5% (Cost $342,670,777)	375,227,668
	Liabilities in Excess of Other Assets – (3.5)%	(12,615,364)

	TOTAL NET ASSETS – 100.0%	$362,612,304

Number of Contracts

	SECURITIES SOLD SHORT – (0.9)%
	WRITTEN OPTION CONTRACTS – (0.9)%
	CALL OPTIONS – (0.9)%
	Anadarko Petroleum Corp.
(1,212)	Exercise Price: $90, Expiration Date: November 16, 2013	(736,290)
	EQT Corp.
(1,728)	Exercise Price: $80, Expiration Date: June 22, 2013	(371,520)
	Kinder Morgan, Inc.
(3,384)	Exercise Price: $43, Expiration Date: September 21, 2013	(77,832)
	Marathon Petroleum Corp.
(895)	Exercise Price: $85, Expiration Date: October 19, 2013	(572,800)
	NiSource, Inc.
(1,813)	Exercise Price: $32, Expiration Date: October 19, 2013	(36,260)
	Occidental Petroleum Corp.
(595)	Exercise Price: $100, Expiration Date: November 16, 2013	(199,325)
	ONEOK, Inc.
(1,966)	Exercise Price: $53, Expiration Date: October 19, 2013	(127,790)

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2013 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Phillips 66
(1,148)	Exercise Price: $65, Expiration Date: November 16, 2013	$(815,080)
	QEP Resources, Inc.
(1,580)	Exercise Price: $30, Expiration Date: June 22, 2013	(63,200)
	Spectra Energy Corp.
(1,689)	Exercise Price: $33, Expiration Date: September 21, 2013	(67,560)
	Targa Resources Corp.
(2,385)	Exercise Price: $70, Expiration Date: July 20, 2013	(107,325)
	Williams Cos., Inc.
(5,224)	Exercise Price: $40, Expiration Date: July 20, 2013	(62,688)

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,817,486)	$(3,237,670)

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.
1	Callable.
2
144a restricted security. Security exempt from registration under Rule 144a of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally qualified institutional buyers.

3
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees.  The aggregate value of such investments is 1.01% of net assets.

4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund
SUMMARY OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds
Energy	21.5%
Industrial	1.5%
Total Corporate Bonds	23.0%
Common Stocks
Energy	45.1%
Utilities	5.5%
Industrial	1.6%
Total Common Stocks	52.2%
Master Limited Partnerships
Energy	23.3%
Utilities	1.5%
Total Master Limited Partnerships	24.8%
Written Option Contracts
Put Options	0.1%
Total Written Option Contracts	0.1%
Short-Term Investments	3.4%
Total Investments	103.5%
Liabilities in Excess of Other Assets	(3.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $341,510,818)	$374,916,818
Purchased options contracts, at value (cost $1,159,959)	310,850
Receivables:
Investment securities sold	217,517
Fund shares sold	2,573,859
Dividends and interest	1,746,692
Prepaid expenses	95,465
Total assets	379,861,201

Liabilities:
Written options contracts, at value (proceeds $2,817,486)	3,237,670
Payables:
Fund shares redeemed	7,374,959
Investment securities purchased	2,962,829
Due to Custodian	3,212,562
Advisory fees	332,456
Distribution fees - Class C (Note 7)	21,986
Distribution fees - Class A (Note 7)	6,226
Administration fees	27,345
Auditing fees	20,570
Shareholder reporting fees	15,467
Fund accounting fees	14,040
Transfer agent fees and expenses	10,633
Custody fees	1,699
Chief Compliance Officer fees	632
Trustees' fees and expenses	383
Accrued other expenses	9,440
Total liabilities	17,248,897

Net Assets	$362,612,304

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$333,756,943
Accumulated net investment loss	(7,635,264)
Accumulated net realized gain on investments and written options contracts	4,353,918
Net unrealized appreciation (depreciation) on:
Investments	33,406,000
Purchased options contracts	(849,109)
Written options contracts	(420,184)
Net Assets	$362,612,304

Class A Shares:
Net Assets applicable to shares outstanding	$28,323,033
Number of shares issued and outstanding	2,317,326
Redemption price per share*	$12.22
Maximum sales charge (5.50% of offering price)**	0.71
Maximum offering price to public	$12.93

Class C Shares:
Net Assets applicable to shares outstanding	$27,545,032
Number of shares issued and outstanding	2,256,264
Offering and redemption price per share*	$12.21

Class I Shares:
Net Assets applicable to shares outstanding	$306,744,239
Number of shares issued and outstanding	25,444,047
Offering and redemption price per share	$12.06

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1% on any shares sold within 12 months of purchasing them.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2013 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $21,585)	$1,599,229
Interest	2,098,006
Total investment income	3,697,235

Expenses
Advisory fees	1,492,401
Administration fees	111,999
Distribution fees - Class C (Note 7)	84,318
Fund accounting fees	48,853
Transfer agent fees and expenses	48,246
Distribution fees - Class A (Note 7)	26,674
Registration fees	22,938
Custody fees	18,449
Miscellaneous	14,958
Shareholder reporting fees	13,961
Legal fees	10,969
Auditing fees	7,979
Trustees' fees and expenses	3,740
Chief Compliance Officer fees	2,792
Insurance fees	948

Total expenses	1,909,225
Advisory fees recovered	66,662
Net expenses	1,975,887
Net investment income	1,721,348

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts
and Written Options Contracts:
Net realized gain (loss) on:
Investments	7,884,874
Written options contracts	(2,452,554)
Net realized gain	5,432,320
Net change in unrealized appreciation/depreciation on:
Investments	23,255,896
Purchased options contracts	(849,109)
Written options contracts	(191,942)
Net change in unrealized appreciation/depreciation	22,214,845
Net realized and unrealized gain on investments, purchased options contracts
and written options contracts	27,647,165

Net Increase in Net Assets from Operations	$29,368,513

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Year Ended November 30, 2012*
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,721,348	$1,898,168
Net realized gain on investments and written options contracts	5,432,320	533,212
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and written options contracts	22,214,845	8,598,866
Net increase in net assets resulting from operations	29,368,513	11,030,246

Distributions to Shareholders:
From net investment income:
Class A	(652,051)	(87,756)
Class C	(473,532)	(26,055)
Class I	(8,048,185)	(1,371,149)
From capital gains:
Class A	-	(147,173)
Class C	-	(43,691)
Class I	-	(2,299,457)
From return of capital:
Class A	-	(276,650)
Class C	-	(82,133)
Class I	-	(4,322,473)
Total distributions to shareholders	(9,173,768)	(8,656,537)

Capital Transactions:
Net proceeds from shares sold:
Class A	15,142,193	10,980,982
Class C	18,523,889	7,918,691
Class I	160,561,684	188,320,532
Reinvestment of distributions:
Class A	345,733	244,469
Class C	240,822	102,718
Class I	5,954,967	6,419,212
Cost of shares redeemed:
Class A1	(669,836)	(849,965)
Class C2	(123,889)	-
Class I3	(68,870,993)	(32,848,788)
Net change in net assets from capital transactions	131,104,570	180,287,851

Total increase in net assets	151,299,315	182,661,560

Net Assets
Beginning of period	211,312,989	28,651,429
End of period	$362,612,304	$211,312,989

Accumulated net investment loss	$(7,635,264)	$(182,844)

Capital Share Transactions:
Shares sold:
Class A	1,268,918	981,905
Class C	1,532,252	705,277
Class I	13,370,873	17,054,957
Shares reinvested:
Class A	28,576	22,010
Class C	19,906	9,189
Class I	499,240	586,703
Shares redeemed:
Class A	(57,021)	(75,934)
Class C	(10,360)	-
Class I	(5,652,325)	(2,955,163)
Net increase in capital share transactions	11,000,059	16,328,944

*	Class C Shares commenced operations on April 2, 2012.
1	Net of redemption fee proceeds of $24 and $2,559, respectively.
2	Net of redemption fee proceeds of $1,236 and $0, respectively.
3	Net of redemption fee proceeds of $37,146 and $19,806, respectively.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund - Class A
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2013 (Unaudited)		For the Year Ended November 30, 2012		For the Period May 18, 2011* to November 30, 2011

Net asset value, beginning of period	$11.24		$10.79		$10.64
Income from Investment Operations:
Net investment income1	0.06		0.14		0.04
Net realized and unrealized gain on investments	1.24		0.92		0.41
Total from investment operations	1.30		1.06		0.45

Less distributions:
From net investment income	(0.32)		(0.10)		(0.05)
From net realized gain	-		(0.18)		(0.01)
From return of capital	-		(0.33)		(0.24)
Total distributions	(0.32)		(0.61)		(0.30)

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$12.22		$11.24		$10.79

Total return3	11.62%	4	10.02%		4.32%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,323		$12,109		$1,606

Ratio of expenses to average net assets:5
Before fees waived/recovered	1.46%	6	1.61%		2.76%	6
After fees waived/recovered	1.50%	6	1.50%		1.50%	6
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.02%	6	1.14%		(0.54%)	6
After fees waived/recovered	0.98%	6	1.25%		0.72%	6
Portfolio turnover rate	23%	4	101%		83%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived or reimbursed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 18 months.  If the sales charges were included total returns would be lower.

4	Not annualized.
5	The Advisor has contractually agreed to limit the operating expenses to 1.50%.
6	Annualized.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund - Class C
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2013 (Unaudited)		For the Period April 2, 2012* to November 30, 2012

Net asset value, beginning of period	$11.23		$11.20
Income from Investment Operations:
Net investment income1	0.01		0.05
Net realized and unrealized gain on investments	1.24		0.37
Total from investment operations	1.25		0.42

Less distributions:
From net investment income	(0.27)		(0.07)
From net realized gain	-		(0.11)
From return of capital	-		(0.21)
Total distributions	(0.27)		(0.39)

Redemption fee proceeds	-	2	-

Net asset value, end of period	$12.21		$11.23

Total return3	11.21%	4	3.80%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,545		$8,024

Ratio of expenses to average net assets:5
Before fees waived/recovered	2.21%	6	2.36%	6
After fees waived/recovered	2.25%	6	2.25%	6
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.27%	6	0.52%	6
After fees waived/recovered	0.23%	6	0.63%	6
Portfolio turnover rate	23%	4	101%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 12 months. If the sales charge was included total returns would be lower.

4	Not annualized.
5	The Advisor has contractually agreed to limit the operating expenses to 2.25%.
6	Annualized.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund - Class I
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2013 (Unaudited)		For the Year Ended November 30, 2012		For the Period December 27, 2010* to November 30, 2011

Net asset value, beginning of period	$11.10		$10.65		$10.00
Income from Investment Operations:
Net investment income1	0.07		0.17		0.12
Net realized and unrealized gain on investments	1.23		0.91		1.08
Total from investment operations	1.30		1.08		1.20

Less distributions:
From net investment income	(0.34)		(0.11)		(0.09)
From net realized gain	-		(0.18)		(0.02)
From return of capital	-		(0.34)		(0.44)
Total distributions	(0.34)		(0.63)		(0.55)

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$12.06		$11.10		$10.65

Total return3	11.77%	4	10.35%		12.18%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$306,744		$191,180		$27,045

Ratio of expenses to average net assets:5
Before fees waived/recovered	1.21%	6	1.36%		3.29%	6
After fees waived/recovered	1.25%	6	1.25%		1.25%	6
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.27%	6	1.42%		(0.79%)	6
After fees waived/recovered	1.23%	6	1.53%		1.25%	6
Portfolio turnover rate	23%	4	101%		83%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	The Advisor has contractually agreed to limit the operating expenses to 1.25%.
6	Annualized.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund offers three classes of shares, Class A, Class C and Class I. Class A Shares commenced investment operations on May 18, 2011.  Class C Shares commenced investment operations on April 2, 2012.  Class I Shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S.

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

federal income tax purposes.  If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries.  A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries.  At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in written options contracts for the six months ended May 31, 2013 were as follows:

	Number of Contracts	Premiums Received
Outstanding at December 1, 2012	8,074	$1,105,282
Options written	36,615	5,581,010
Options closed	(21,070)	(3,868,806)
Options expired	-	-
Options exercised	-	-
Outstanding at May 31, 2013	23,619	$2,817,486

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with FAMCO MLP, a division of Advisory Research, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00%, of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A Shares, Class C Shares, and Class I Shares, respectively. This agreement is effective until March 31, 2014, and may be terminated by the Trust's Board of Trustees.

For the six months ended May 31, 2013, the Advisor recovered $66,662 of previously waived advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. At May 31, 2013, the amount of these potentially recoverable expenses was $288,832. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2014	$151,290
2015	137,542

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC (“GDS”) as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

For the period December 1, 2012 through December 31, 2012, GDS received $3,486 in selling commissions.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2013, gross unrealized appreciation (depreciation) of investments owned by the Fund, and securities sold short based on cost for federal income tax purposes were as follows:

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

Cost of investments	$342,705,879

Gross unrealized appreciation	39,375,272
Gross unrealized depreciation	(6,853,483)

Net unrealized appreciation on investments	$32,521,789

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital, other losses and partial MLP dispositions	(2,664,872)
Net unrealized appreciation on investments	11,325,488
Total accumulated earnings	$8,660,616

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2012 for the Fund was as follows:

Distributions paid from:	November 30, 2012	November 30, 2011
Ordinary income	$2,135,181	$159,102
Long-term capital gains	1,840,100	~~-~~
Tax return of capital	4,681,256	638,475
Total distributions	$8,656,537	$797,577

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended May 31, 2013, the Fund received $38,406 in redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2013, purchases and sales of investments, excluding short-term investments, were $189,321,889 and $66,524,577, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A Shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. With respect to Class C Shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets. Class I Shares of the Fund do not pay any distribution fees.

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

For the six months ended May 31, 2013 distribution fees for Class A and Class C incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$77,751,673	$-	$77,751,673
Industrial	-	5,565,188	-	5,565,188
Common Stocks
Energy	163,276,295	-	-	163,276,295
Industrial	5,848,079	-	-	5,848,079
Utilities	19,937,660	-	-	19,937,660
Master Limited Partnerships
Energy	80,897,810	3,649,807	-	84,547,617
Utilities	5,501,675	-	-	5,501,675
Purchased Put Options	310,850	-	-	310,850
Short-Term Investments	12,488,631	-	-	12,488,631
Total Assets	$288,261,000	$86,966,668	$-	$375,227,668

Liabilities
Written Call Options	$(3,237,670)	$-	$-	$(3,237,670)
Total Liabilities	$(3,237,670)	$-	$-	$(3,237,670)

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in, and wrote options during the six months ended May 31, 2013.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of May 31, 2013 by risk category are as follows:

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$310,580	Written options contracts, at value	$3,237,670
Total		$310,580		$3,237,670

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$(2,452,554)	$(2,452,554)
Total	$-	$(2,452,554)	$(2,452,554)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(849,109)	$(191,942)	$(1,041,051)
Total	$(849,109)	$(191,942)	$(1,041,051)

Note 11 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

FAMCO MLP & Energy Income Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2013 (Unaudited)

Expense Example
As a shareholder of the FAMCO MLP & Energy Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/12 to 5/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period
		12/1/12	5/31/13	12/1/12 - 5/31/13*
Class A	Actual Performance	$1,000.00	$1,116.20	$7.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.52	7.54
Class C	Actual Performance	1,000.00	1,112.10	11.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.79	11.29
Class I	Actual Performance	1,000.00	1,117.70	6.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.77	6.29

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.25% and 1.25% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by182/365, 182/365, and 182/365 for Class A, Class C, and Class I shares, respectively (to reflect the six month period).  The expense ratios reflect a recovery of previously waived expenses. Assumes all dividends and distributions were reinvested.

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Investment Advisor
FAMCO MLP, a division of Advisory Research, Inc.
8235 Forsyth Boulevard, Suite 700
St. Louis, Missouri  63105

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
 www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
FAMCO MLP & Energy Income Fund – Class A	INFRX	461 418 543
FAMCO MLP & Energy Income Fund – Class C	INFFX	461 418 238
FAMCO MLP & Energy Income Fund – Class I	INFIX	461 418 535

Privacy Principles of the FAMCO MLP & Energy Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the FAMCO MLP & Energy Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-805-0005, on the Fund’s website at www. or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-805-0005, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-805-0005.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

FAMCO MLP & Energy Income Fund
P.O. Box 2175
Milwaukee, WI 53201
1-888-805-0005

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/9/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/9/13